Schedule of Operating Lease Cost and Supplemental Cash Flow Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Operating leases - rental expenses	$ 18,507	$ 34,772
Operating leases - rental payment	11,655	21,646
Cash paid for amounts included in the measurement of lease liabilities	$ 18,507	$ 34,772
Weighted average remaining lease term - operating leases (in years)	15 years 9 months 29 days	16 years 10 months 13 days
Minimum [Member]
Average discount rate - operating leases	6.35%	6.35%
Maximum [Member]
Average discount rate - operating leases	6.85%	6.85%